Income Taxes (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Deferred loan origination fees	$ 94	$ 92
Allowance for loan losses - Federal	408	330
State tax credits	825	1,075
Supplemental Executive Retirement Plan	216	208
Unrealized loss on securities available for sale	49	44
Net operating loss	477	270
Stock compensation	32	14
Other	43	1
Total deferred tax assets, gross	2,144	2,034
Valuation allowance	(1,413)	(1,424)
Total deferred tax assets, net of valuation allowance	731	610
Deferred tax liabilities:
Depreciation	(9)	(9)
Mortgage servicing rights	(213)	(233)
Total deferred tax liabilities	(222)	(242)
Net deferred tax asset	$ 509	$ 368